Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt issuance costs	$ 617
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	45,100,000	45,100,000
Common stock, shares issued	15,429,359	15,424,359
Common stock, shares outstanding	15,429,359	15,424,359
Series A Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	8,863,394	8,863,394
Temporary equity, shares issued	2,315,579	2,315,579
Temporary equity, shares outstanding	2,315,579	2,315,579
Temporary equity, liquidation preference	$ 6,500	$ 6,500
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	6,674,734	6,674,734
Temporary equity, shares issued	3,556,173	3,556,173
Temporary equity, shares outstanding	3,556,173	3,556,173
Temporary equity, liquidation preference	$ 21,500	$ 21,500
Series C Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	18,148,550	18,148,550
Temporary equity, shares issued	1,510,138	1,510,138
Temporary equity, shares outstanding	1,510,138	1,510,138
Temporary equity, liquidation preference	$ 10,100	$ 10,100